Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ 154
Foreign	711	$ 152	$ 19
Total current tax expense	865	152	19
Domestic	0	0	0
Foreign	0	0	0
Total deferred tax expense	0	0	0
Total provision for income taxes	$ 865	$ 152	$ 19